Expense Example, No Redemption - Crawford Large Cap Dividend Fund - CRAWFORD LARGE CAP DIVIDEND FUND - CLASS C	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 200
Expense Example, No Redemption, 3 Years	618
Expense Example, No Redemption, 5 Years	1,062
Expense Example, No Redemption, 10 Years	$ 2,296